Supplemental Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Condensed Financial Statements, Captions [Line Items]
Property and equipment, net	$ 10,514		$ 10,231		$ 10,739
Debt	5,477		5,837
HOST HOTELS & RESORTS L.P.
Condensed Financial Statements, Captions [Line Items]
Property and equipment, net	10,514		10,231
Assets held for sale			8
Due from managers	45		29
Investments in affiliates	148		153
Deferred financing costs, net	44		49
Furniture, fixtures and equipment replacement fund	152		124
Others	353		264
Restricted cash	41		53
Cash and cash equivalents	1,113		1,642		508	488
Total assets	12,410		12,553
Debt	5,477		5,837
Other liabilities	411		368
Total liabilities	5,888		6,205
Limited partnership interests of third parties	191	[1]	139	[1]
Capital	6,302		6,187
Total liabilities and capital	12,381		12,531
Non-controlling interests-consolidated partnerships	29		22
Total liabilities, limited partnership interest of third parties and capital	12,410		12,553
HOST HOTELS & RESORTS L.P. | Company Parent Member
Condensed Financial Statements, Captions [Line Items]
Property and equipment, net	675		722
Due from managers	(22)		(23)
Investments in affiliates	6,661		5,887
Deferred financing costs, net	38		42
Furniture, fixtures and equipment replacement fund	67		40
Others	306		231
Restricted cash	29
Cash and cash equivalents	749		1,340
Total assets	8,503		8,239
Debt	1,883		1,774
Other liabilities	127		139
Total liabilities	2,010		1,913
Limited partnership interests of third parties	191		139
Capital	6,302		6,187
Total liabilities and capital	8,503		8,239
Total liabilities, limited partnership interest of third parties and capital	8,503		8,239
HOST HOTELS & RESORTS L.P. | Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Property and equipment, net	5,253		5,210
Assets held for sale			8
Due from managers	1		1
Investments in affiliates	1,547		1,199
Rent receivable	34		37
Furniture, fixtures and equipment replacement fund	30		32
Others	122		64
Restricted cash	1
Cash and cash equivalents	29		34
Total assets	7,017		6,585
Debt	2,668		3,004
Other liabilities	168		172
Total liabilities	2,836		3,176
Capital	4,181		3,409
Total liabilities and capital	7,017		6,585
Total liabilities, limited partnership interest of third parties and capital	7,017		6,585
HOST HOTELS & RESORTS L.P. | Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Property and equipment, net	4,586		4,299
Due from managers	66		53
Investments in affiliates	22		28
Deferred financing costs, net	6		7
Furniture, fixtures and equipment replacement fund	55		52
Others	351		344
Restricted cash	11		53
Cash and cash equivalents	335		268
Total assets	5,432		5,104
Debt	1,178		1,327
Rent payable	34		37
Other liabilities	290		166
Total liabilities	1,502		1,530
Capital	3,901		3,552
Total liabilities and capital	5,403		5,082
Non-controlling interests-consolidated partnerships	29		22
Total liabilities, limited partnership interest of third parties and capital	5,432		5,104
HOST HOTELS & RESORTS L.P. | Eliminations Consolidation Member
Condensed Financial Statements, Captions [Line Items]
Due from managers			(2)
Investments in affiliates	(8,082)		(6,961)
Rent receivable	(34)		(37)
Others	(426)		(375)
Total assets	(8,542)		(7,375)
Debt	(252)		(268)
Rent payable	(34)		(37)
Other liabilities	(174)		(109)
Total liabilities	(460)		(414)
Capital	(8,082)		(6,961)
Total liabilities and capital	(8,542)		(7,375)
Total liabilities, limited partnership interest of third parties and capital	$ (8,542)		$ (7,375)

[1]	The book value recorded is equal to the greater of the redemption value or the historical cost.